Subsequent Events (Details) - USD ($)			6 Months Ended
	Aug. 04, 2025	May 31, 2025	Jun. 30, 2025	Dec. 12, 2024	Dec. 31, 2023	Nov. 13, 2023	May 19, 2022
Subsequent Event [Line Items]
Number of shares issued				2,000,000	1,361
Remaining exercise price (in Dollars per share)							$ 0.001
Stock Options [Member]
Subsequent Event [Line Items]
Number of shares issued						104,166
Subsequent Events After Reporting Period [Member]
Subsequent Event [Line Items]
Shares sold	2,222,222
Remaining exercise price (in Dollars per share)	$ 0.001
Repayment of borrowings (in Dollars)			$ 300,000
Subsequent Events After Reporting Period [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Number of shares issued	1
Subsequent [Member]
Subsequent Event [Line Items]
Number of warrants purchased	1
Offering price (in Dollars per share)	$ 1.35
Proceeds from offering expenses (in Dollars)	$ 3,000,000
Ordinary shares [member]
Subsequent Event [Line Items]
Number of shares issued		1,186,000
Additional shares issued		135,000
Consulting agreement value (in Dollars)		$ 194,700
Ordinary shares [member] | Subsequent Events After Reporting Period [Member]
Subsequent Event [Line Items]
Number of shares issued	1